CONTRACT ASSETS AND CONTRACT LIABILITIES - Disclosure of contract liabilities explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CONTRACT ASSETS AND CONTRACT LIABILITIES
Billings in advance of performance	¥ 23,398	¥ 10,843
Billings in advance of goods transferred	24,655	17,669
Contract liabilities	¥ 48,053	¥ 28,512